Acquisitions and Disposals of Subsidiaries - Summary of Impact of Acquisitions and Disposals on Consolidated Statements (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Business combinations [member]
Non-current assets
Property, plant and equipment	$ 0	$ 70
Intangible assets	67	430
Deferred tax assets	0	1
Trade and other receivables	1
Current assets
Inventories	1	2
Income tax receivables	0
Trade and other receivables	1	10
Cash and cash equivalents	1	2
Assets held for sale	0
Non-current liabilities
Deferred tax liabilities	(1)
Current liabilities
Bank overdrafts	0
Interest-bearing loans and borrowings	0
Trade and other payables	(6)	(11)
Provisions	0
Net identifiable assets and liabilities	65	503
Non-controlling interest	0	(114)
Goodwill on acquisitions and goodwill disposed of	0	135
Loss/(gain) on disposal	0
Consideration to be (paid)/received	(4)	(119)
Net cash paid on prior years acquisitions	10	116
Recycling of cumulative translation adjustment in respect of net assets	0
Contribution in kind	0
Consideration paid/(received)	71	521
Cash (acquired)/ disposed of	(1)	(2)
Net cash outflow / (inflow)	70	519
Current liabilities
Loss/(gain) on disposal	0
Consideration to be (paid)/received	4	119
Disposals [Member]
Non-current assets
Property, plant and equipment	(249)
Intangible assets	(17)
Deferred tax assets	(86)
Trade and other receivables	0
Current assets
Inventories	(74)
Income tax receivables	(2)
Trade and other receivables	(77)
Cash and cash equivalents	(4)
Assets held for sale	(27)
Non-current liabilities
Deferred tax liabilities	2
Current liabilities
Loss/(gain) on disposal	15
Consideration to be (paid)/received	(53)
Current liabilities
Bank overdrafts	7
Interest-bearing loans and borrowings	142
Trade and other payables	252
Provisions	1
Net identifiable assets and liabilities	(132)
Non-controlling interest	0
Goodwill on acquisitions and goodwill disposed of	(479)
Loss/(gain) on disposal	(15)
Consideration to be (paid)/received	53
Net cash paid on prior years acquisitions	12	(42)
Recycling of cumulative translation adjustment in respect of net assets	(584)
Contribution in kind	1,150
Consideration paid/(received)	5	(42)
Cash (acquired)/ disposed of	(3)
Net cash outflow / (inflow)	$ 2	$ (42)